Financial instruments - Derivative and non-derivative financial instruments (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement
Assets at beginning of period	€ 31,689,036
Assets at end of period	33,158,539	€ 31,689,036
Liabilities at beginning of period	19,357,726
Liabilities at end of period	19,958,883	19,357,726
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Assets at beginning of period	188,518	183,054
Gain / loss recognised in profit or loss	(25,729)	22,489
Foreign currency translation and other changes	8,068	(17,025)
Assets at end of period	170,857	188,518
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	66,359	89,677
Increase	4,846	17,253
Decrease	(2,198)	(35,764)
Gain / loss recognized in profit or loss	(4,419)	(1,996)
Foreign currency translation and other changes	312	(2,811)
Liabilities at end of period	64,900	66,359
Put option liabilities | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period	882,422	934,425
Increase	30,177	51,388
Decrease	(8,649)	(99,877)
Gain / loss recognized in equity	(17,675)	73,993
Foreign currency translation and other changes	38,257	(77,507)
Liabilities at end of period	€ 924,532	€ 882,422
Put option liabilities | Fair Value | Level 3 | Assumed earnings
Reconciliation of changes in fair value measurement
Increase in input	10.00%
Increase in fair value due to increase in input	€ 67,017
Put option liabilities | Fair Value | Level 3 | Assumed earnings | Maximum
Reconciliation of changes in fair value measurement
Increase in fair value due to increase in input, as percentage of total liabilities	1.00%
Increase in fair value due to increase in input, as percentage of equity	1.00%